UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte, Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.

Financial Statements
with Report of Independent
Registered Public Accounting Firm

For the Year Ended December 31, 2012

Advantage Advisers Xanthus Fund, L.L.C.

Financial Statements

For the Year Ended December 31, 2012

Contents

Report of Independent Registered Public Accounting Firm	1

Statement of Assets, Liabilities and Members’ Capital	2

Schedule of Portfolio Investments	3

Schedule of Securities Sold, Not Yet Purchased	9

Schedule of Swap Contracts	16

Statement of Operations	33

Statements of Changes in Members’ Capital	34

Statement of Cash Flows	35

Notes to Financial Statements	36

Supplemental Information (Unaudited)	51

Ernst & Young LLP 5 Times Square New York, NY 10036-6530 Tel: (212) 773 3000 Fax: (212) 773 6350 www.ey.com

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
Advantage Advisers Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members’ capital of Advantage Advisers Xanthus Fund, L.L.C. (the “Company”), including the schedules of portfolio investments, securities sold, not yet purchased and swap contracts, as of December 31, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Advantage Advisers Xanthus Fund, L.L.C. at December 31, 2012, the results of its operations and cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

February 27, 2013

A member firm of Ernst & Young Global Limited

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

December 31, 2012
Assets
Investments in securities, at fair value (cost $1,406,818,159)	$1,509,694,715
Cash and cash equivalents (including restricted cash of $261,366,464 and Euros of $1,869,772 with a cost of $1,867,267)	324,086,331
Due from broker (including British Pounds Sterling of $4,480,557 with a cost of $4,435,638, Hong Kong Dollars of $1,338,288 with a cost of $1,338,420, Japanese Yen of $3,557,806 with a cost of $3,666,640, Singapore Dollars of $1,663,135 with a cost of $1,589,220, and Swedish Krona of $7,744 with a cost of $7,498)	94,551,034
Receivable for investment securities sold	78,830,525
Interest receivable	244,968
Other assets	194,432
Total assets	2,007,602,005

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $510,060,904)	487,536,586
Payable for investment securities purchased	82,732,127
Withdrawals payable (see note 3)	80,207,615
Due to broker (including Euros of $215,090 with a cost of $215,322, Hong Kong Dollars of $2,559,206 with a cost of $2,558,869, and Singapore Dollars of $14 with a cost of $14)	2,774,310
Net unrealized loss on swap contracts	1,367,386
Dividends payable on securities sold, not yet purchased	548,446
Accounting and investor services fees payable	260,833
Accrued capital gain country tax (see note 2)	250,832
Accrued expenses	2,020,002
Total liabilities	657,698,137

Members’ Capital	$1,349,903,868

Members’ Capital
Represented by:
Net capital contributions	$1,225,906,977
Net unrealized gain on investments, foreign currency, and swap transactions	123,996,891
Members’ Capital	$1,349,903,868

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

			December 31, 2012
Shares			Fair Value
	Investments In Securities – 111.84%
	Common Stock – 111.84%
	United States – 90.98%
	Apparel Manufacturers – 1.59%
192,800	Carter’s, Inc.*		$10,729,320
71,700	Ralph Lauren Corp.		10,749,264
			21,478,584
	Applications Software – 7.86%
278,501	Imperva, Inc.*		8,781,137
254,600	Intuit, Inc.	(a)	15,148,700
1,376,800	Red Hat, Inc.*	(a)	72,915,328
307,269	ServiceNow, Inc.*		9,227,288
			106,072,453
	Casino Hotels – 1.01%
121,000	Wynn Resorts, Ltd.		13,611,290
	Computer Aided Design – 2.91%
1,423,400	Aspen Technology, Inc.*	(a)	39,342,776
	Computer Data Security – 0.26%
239,559	Qualys, Inc.*		3,543,078
	Computer Software – 1.59%
524,600	Akamai Technologies, Inc.*		21,461,386
	Computers – 1.30%
33,060	Apple, Inc.	(a)	17,621,972
	Computers - Integrated Systems – 1.31%
285,700	Teradata Corp.*		17,681,973
	Computers - Memory Devices – 5.23%
1,161,300	EMC Corp.*	(a)	29,380,890
945,821	SanDisk Corp.*		41,199,963
			70,580,853

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

			December 31, 2012
Shares			Fair Value
	Common Stock – (continued)
	United States – (continued)
	Consulting Services – 3.40%
901,375	Verisk Analytics, Inc., Class A*		$45,970,125
	Consumer Products - Miscellaneous – 1.41%
911,186	Tumi Holdings, Inc.*		18,998,228
	Diversified Manufacturing Operations – 1.67%
404,500	Danaher Corp.	(a)	22,611,550
	E-Commerce / Products – 8.86%
208,861	Amazon.com, Inc.*	(a)	52,453,351
1,316,200	eBay, Inc.*	(a)	67,152,524
			119,605,875
	E-Commerce / Services – 0.80%
257,100	TripAdvisor, Inc.*		10,787,916
	Electronic Components - Semiconductors – 5.67%
420,487	Broadcom Corp., Class A	(a)	13,964,373
152,299	Ceva, Inc.*		2,398,709
359,061	OmniVision Technologies, Inc.*	(a)	5,055,579
223,939	Silicon Laboratories, Inc.*		9,362,890
1,272,900	Xilinx, Inc.		45,697,110
			76,478,661
	Electronic Design Automation – 6.31%
1,555,900	Cadence Design Systems, Inc.*	(a)	21,020,209
2,016,592	Synopsys, Inc.*	(a)	64,208,289
			85,228,498
	Engines - Internal Combustion – 1.64%
203,900	Cummins, Inc.	(a)	22,092,565
	Enterprise Software / Services – 1.67%
283,340	Guidewire Software, Inc.*		8,420,865
464,400	Informatica Corp.*		14,080,608
			22,501,473

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

			December 31, 2012
Shares			Fair Value
	Common Stock – (continued)
	United States – (continued)
	Entertainment Software – 0.67%
619,000	Electronic Arts, Inc.*		$8,994,070
	Finance - Credit Card – 6.85%
349,700	Visa, Inc., Class A	(a)	53,007,526
80,400	Mastercard, Inc., Class A	(a)	39,498,912
			92,506,438
	Internet Infrastructure Software – 2.60%
1,594,900	TIBCO Software, Inc.*	(a)	35,103,749
	Multimedia – 1.13%
582,000	News Corp., Class B		15,271,680
	Networking Products – 3.18%
2,187,000	Cisco Systems, Inc.	(a)	42,974,550
	Retail - Discount – 4.91%
477,300	Costco Wholesale Corp.	(a)	47,142,921
471,472	Dollar Tree, Inc.*	(a)	19,122,904
			66,265,825
	Retail - Gardening Products – 0.23%
34,700	Tractor Supply Co.		3,066,092
	Retail - Mail Order – 1.46%
451,212	Williams - Sonoma, Inc.		19,749,549
	Retail - Miscellaneous / Diversified – 0.24%
101,000	Five Below, Inc.*		3,236,040
	Retail - Restaurants – 4.22%
74,900	Chipotle Mexican Grill, Inc.*	(a)	22,279,754
444,000	Dunkin’ Brands Group, Inc.	(a)	14,731,920
125,900	Panera Bread Co., Class A*	(a)	19,996,697
			57,008,371
	Semiconductor Components - Integrated Circuits – 4.62%
1,211,800	Analog Devices, Inc.	(a)	50,968,308
330,900	Linear Technology Corp.		11,349,870
			62,318,178

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

			December 31, 2012
Shares			Fair Value
	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment – 3.15%
2,514,300	Teradyne, Inc.*		$42,466,527
	Television – 1.20%
426,400	CBS Corp.- Class B – Non Voting		16,224,520
	Web Portals / ISP – 1.29%
872,600	Yahoo!, Inc.*		17,364,740
	Wireless Equipment – 0.74%
479,629	Aruba Networks, Inc.*	(a)	9,952,302
	Total United States (Cost $1,145,214,123)		$1,228,171,887
	China – 8.50%
	E-Commerce / Products – 0.29%
956,030	E-Commerce China Dangdang, Inc. - Sponsored ADR*	(a)	3,967,524
	Internet Application Software – 0.77%
322,300	Tencent Holdings, Ltd.		10,354,043
	Internet Content - Entertainment – 1.09%
344,861	NetEase, Inc. - Sponsored ADR*		14,673,836
	Real Estate Operations / Development – 0.99%
6,848,711	Longfor Properties Co., Ltd.		13,413,154
	Retail - Hypermarkets – 0.78%
6,865,000	Sun Art Retail Group, Ltd.		10,539,932
	Retail - Regional Department Stores – 1.54%
8,454,303	Golden Eagle Retail Group, Ltd.		20,811,649
	Web Portals / ISP – 3.04%
408,755	Baidu, Inc. - Sponsored ADR*		40,994,039
	Total China (Cost $117,270,890)		$114,754,177
	Hong Kong – 10.20%
	Advertising Sales – 1.13%
592,337	Focus Media Holdings, Ltd. - Sponsored ADR	(a)	15,211,214
	Agricultural Operations – 0.27%
964,636	Le Gaga Holdings, Ltd. - Sponsored ADR*		3,636,678

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

		December 31, 2012
Shares		Fair Value
	Common Stock – (continued)
	Hong Kong – (continued)
	Alternative Waste Technology – 1.56%
41,713,633	China Everbright International, Ltd.	$21,096,693
	Casino Hotels – 3.72%
12,836,000	Galaxy Entertainment Group, Ltd.*	50,261,878
	Registered Investment Company – 2.91%
27,285,900	iShares FTSE/Xinhua A50 China Tracker	39,216,947
	Retail - Apparel / Shoes – 0.61%
12,621,637	Trinity, Ltd.	8,239,797
	Total Hong Kong (Cost $115,281,624)	$137,663,207
	Israel – 0.42%
	Applications Software – 0.42%
118,400	Check Point Software Technologies, Ltd.*	5,640,576
	Total Israel (Cost $6,082,206)	$5,640,576
	Singapore – 1.74%
	Electronic Components - Semiconductors – 0.62%
263,761	Avago Technologies, Ltd.	8,350,673
	Real Estate Operations / Development – 1.12%
6,641,000	Global Logistic Properties, Ltd.	15,114,195
	Total Singapore (Cost $22,969,316)	$23,464,868
	Total Common Stock (Cost $1,406,818,159)	$1,509,694,715
	Total Investments in Securities (Cost $1,406,818,159) – 111.84%	$1,509,694,715
	Other Liabilities In Excess of Assets – (11.84%)**	(159,790,847)
	Members’ Capital – 100.00%	$1,349,903,868

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $322,216,559 invested in a BNY Mellon Money Market Account, which is 23.87% of Member’s Capital and foreign currency with a U.S. Dollar value $1,869,772 held in BNY Mellon Money Market Accounts, which are 0.14% of Member’s Capital.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

Investments in Securities – By Industry	December 31, 2012 Percentage of Members’ Capital (%)
Advertising Sales	1.13
Agricultural Operations	0.27
Alternative Waste Technology	1.56
Apparel Manufacturers	1.59
Applications Software	8.28
Casino Hotels	4.73
Computer Aided Design	2.91
Computer Data Security	0.26
Computer Software	1.59
Computers	1.30
Computers - Integrated Systems	1.31
Computers - Memory Devices	5.23
Consulting Services	3.40
Consumer Products - Miscellaneous	1.41
Diversified Manufacturing Operations	1.67
E-Commerce / Products	9.15
E-Commerce / Services	0.80
Electronic Components - Semiconductors	6.29
Electronic Design Automation	6.31
Engines - Internal Combustion	1.64
Enterprise Software / Services	1.67
Entertainment Software	0.67
Finance - Credit Card	6.85
Internet Application Software	0.77
Internet Content - Entertainment	1.09
Internet Infrastructure Software	2.60
Multimedia	1.13
Networking Products	3.18
Real Estate Operations / Development	2.11
Registered Investment Company	2.91
Retail - Apparel/Shoes	0.61
Retail - Discount	4.91
Retail - Gardening Products	0.23
Retail - Hypermarkets	0.78
Retail - Mail Order	1.46
Retail - Miscellaneous / Diversified	0.24
Retail - Regional Department Stores	1.54
Retail - Restaurants	4.22
Semiconductor Components - Integrated Circuits	4.62
Semiconductor Equipment	3.15
Television	1.20
Web Portals / ISP	4.33
Wireless Equipment	0.74
Total Investments in Securities	111.84%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

		December 31, 2012
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 36.12%
	Common Stock – 36.12%
	United States – 19.28%
	Building - Mobile Home / Manufactured Housing – 0.33%
120,100	Thor Industries, Inc.	$4,495,343
	Casino Hotels – 0.43%
876,900	Boyd Gaming Corp.	5,822,616
	Coffee – 0.34%
110,500	Green Mountain Coffee Roasters, Inc.	4,570,280
	Commercial Services - Finance – 0.85%
843,200	The Western Union Co.	11,475,952
	Computer Services – 0.31%
134,900	j2 Global, Inc.	4,125,242
	Computers – 1.88%
1,779,500	Hewlett-Packard Co.	25,357,875
	Cruise Lines – 0.72%
263,400	Carnival Corp.	9,685,218
	E-Commerce / Services – 0.34%
937,400	Groupon, Inc.	4,574,512
	E-Marketing / Information – 0.11%
220,100	QuinStreet, Inc.	1,479,072
	Electronic Components - Semiconductors – 2.83%
377,900	Cree, Inc.	12,841,042
164,903	Diodes, Inc.	2,861,067
742,600	Freescale Semiconductor, Ltd.	8,176,026
337,100	Intel Corp.	6,954,373
239,100	Texas Instruments, Inc.	7,397,754
		38,230,262
	Food - Retail – 1.43%
394,900	Safeway, Inc.	7,143,741
467,300	The Kroger Co.	12,159,146
		19,302,887

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

		December 31, 2012
Shares		Fair Value
	Common Stock – (continued)
	United States – (continued)
	Human Resources – 1.04%
625,900	Monster Worldwide, Inc.	$3,517,558
329,300	Robert Half International, Inc.	10,478,326
		13,995,884
	Internet Content - Information / Network – 0.32%
478,380	Dice Holdings, Inc.	4,391,528
	Networking Products – 1.00%
206,900	LogMeIn, Inc.	4,636,629
853,100	Polycom, Inc.	8,923,426
		13,560,055
	Office Automation & Equipment – 0.66%
1,301,600	Xerox Corp.	8,876,912
	Printing - Commercial – 0.60%
314,200	Valassis Communications, Inc.	8,100,076
	Recreational Centers – 0.52%
141,900	Life Time Fitness, Inc.	6,982,899
	Rental Auto / Equipment – 0.40%
157,200	Rent-A-Center, Inc.	5,401,392
	Retail - Apparel / Shoes – 0.25%
79,362	Jos. A. Bank Clothiers, Inc.	3,379,234
	Retail - Computer Equipment – 0.80%
428,400	GameStop Corp., Class A	10,748,556
	Semiconductor Components - Integrated Circuits – 0.44%
204,100	Maxim Integrated Products, Inc.	6,000,540
	Semiconductor Equipment – 0.77%
146,270	Cabot Microelectronics Corp.	5,194,048
177,154	Veeco Instruments, Inc.	5,229,586
		10,423,634
	Telecommunication Equipment – 1.14%
416,611	Plantronics, Inc.	15,360,448

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

		December 31, 2012
Shares		Fair Value
	Common Stock – (continued)
	United States – (continued)
	Telecommunication Equipment Fiber Optics – 1.77%
1,895,700	Corning, Inc.	$23,923,734
	Total United States (Proceeds $257,807,947)	$260,264,151
	Canada – 0.82%
	Auction House / Art Dealer – 0.50%
324,100	Ritchie Bros Auctioneers, Inc.	6,770,449
	Enterprise Software / Services – 0.32%
76,700	Open Text Corp.	4,285,229
	Total Canada (Proceeds $9,659,931)	$11,055,678
	China – 4.81%
	Computers – 0.64%
9,554,000	Lenovo Group, Ltd.	8,653,119
	Electric - Generation – 0.78%
11,664,482	Datang International Power Generation Co., Ltd., Class H	4,454,587
6,552,000	Huaneng Power International, Inc., Class H	6,060,987
		10,515,574
	Food - Miscellaneous / Diversified – 0.16%
3,001,000	China Yurun Food Group, Ltd.	2,179,840
	Machinery - Construction & Mining – 0.95%
16,656,000	Lonking Holdings, Ltd.	4,383,804
5,758,800	Zoomlion Heavy Industry Science and
	Technology Development Co., Ltd., Class H	8,484,933
		12,868,737
	Metal - Aluminum – 0.27%
214,600	Aluminum Corp of China, Ltd. - Sponsored ADR	2,555,886
2,346,000	Aluminum Corp of China, Ltd., Class H	1,074,501
		3,630,387
	Metal Processors & Fabrication – 0.27%
9,732,000	China Zhongwang Holdings, Ltd.	3,628,693

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

		December 31, 2012
Shares		Fair Value
	Common Stock – (continued)
	China – (continued)
	Real Estate Operations / Development – 0.66%
5,383,600	Guangzhou R&F Properties Co., Ltd., Class H	$8,960,099
	Semiconductor Components - Integrated Circuits – 0.02%
77,100	Semiconductor Manufacturing International Corp. - Sponsored ADR	196,605
	Telecommunication Equipment – 0.43%
3,400,000	ZTE Corp., Class H	5,728,915
	Web Portals / ISP – 0.63%
169,600	Sina Corp.	8,517,312
	Total China (Proceeds $69,337,145)	$64,879,281
	Germany – 0.23%
	Power Conversion / Supply Equipment – 0.11%
60,871	SMA Solar Technology AG	1,525,588
	Semiconductor Equipment – 0.12%
134,286	Aixtron SE NA	1,571,952
	Total Germany (Proceeds $8,571,542)	$3,097,540
	Hong Kong – 2.83%
	Airlines – 0.05%
371,000	Cathay Pacific Airways, Ltd.	680,650
	Audio / Video Products – 0.05%
1,260,388	Skyworth Digital Holdings, Ltd.	645,573
	Cellular Telecommunications – 0.31%
262,600	China Unicom Hong Kong, Ltd. - Sponsored ADR	4,277,754
	Distribution / Wholesale – 1.16%
8,851,000	Li & Fung, Ltd.	15,621,716
	Electric - Integrated – 0.45%
728,000	CLP Holdings, Ltd.	6,091,043
	Paper & Related Products – 0.15%
2,304,000	Nine Dragons Paper Holdings, Ltd.	2,080,802

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

		December 31, 2012
Shares		Fair Value
	Common Stock – (continued)
	Hong Kong – (continued)
	Retail - Miscellaneous / Diversified – 0.66%
2,460,000	China Resources Enterprise, Ltd.	$8,870,891
	Total Hong Kong (Proceeds $34,639,875)	$38,268,429
	India – 1.68%
	Computer Services – 1.68%
535,500	Infosys, Ltd. - Sponsored ADR	22,651,650
	Total India (Proceeds $24,236,858)	$22,651,650
	Japan – 2.87%
	Audio / Video Products – 1.80%
4,016,612	Panasonic Corp.	24,248,005
	Office Automation & Equipment – 0.61%
215,300	Canon, Inc.	8,316,415
	Printing - Commercial – 0.46%
791,600	Dai Nippon Printing Co., Ltd.	6,161,217
	Total Japan (Proceeds $46,994,043)	$38,725,637
	Singapore – 0.70%
	Airlines – 0.70%
1,081,000	Singapore Airlines, Ltd.	9,513,513
	Total Singapore (Proceeds $9,997,478)	$9,513,513
	South Korea – 0.65%
	Electronic Components - Miscellaneous – 0.65%
603,900	LG Display Co., Ltd. - Sponsored ADR	8,744,472
	Total South Korea (Proceeds $9,027,122)	$8,744,472
	Switzerland – 0.62%
	Computers - Peripheral Equipment – 0.62%
1,111,052	Logitech International S.A.	8,377,332
	Total Switzerland (Proceeds $15,739,661)	$8,377,332

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

		December 31, 2012
Shares		Fair Value
	Common Stock – (continued)
	Taiwan – 1.63%
	Electronic Components - Miscellaneous – 0.49%
1,459,100	AU Optronics Corp. - Sponsored ADR	$6,565,950
	Electronic Components – Semiconductors – 0.17%
161,000	Silicon Motion Technology Corp. - Sponsored ADR	2,289,420
	Semiconductor Components - Integrated Circuits – 0.97%
1,068,137	Siliconware Precision Industries Co. - Sponsored ADR	5,703,851
3,718,433	United Microelectronics Corp. - Sponsored ADR	7,399,682
		13,103,533
	Total Taiwan (Proceeds $24,049,302)	$21,958,903
	Total Common Stock (Proceeds $510,060,904)	$487,536,586
	Total Securities Sold, Not Yet Purchased (Proceeds $510,060,904)	$487,536,586

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

Securities Sold, Not Yet Purchased – By Industry	December 31, 2012 Percentage of Members’ Capital (%)
Airlines	0.75
Auction House / Art Dealer	0.50
Audio / Video Products	1.85
Building - Mobile Home / Manufactured Housing	0.33
Casino Hotels	0.43
Cellular Telecommunications	0.31
Coffee	0.34
Commercial Services - Finance	0.85
Computer Services	1.99
Computers	2.52
Computers - Peripheral Equipment	0.62
Cruise Lines	0.72
Distribution / Wholesale	1.16
E-Commerce / Services	0.34
E-Marketing / Information	0.11
Electric - Generation	0.78
Electric - Integrated	0.45
Electronic Components - Miscellaneous	1.14
Electronic Components - Semiconductors	3.00
Enterprise Software / Services	0.32
Food - Miscellaneous / Diversified	0.16
Food - Retail	1.43
Human Resources	1.04
Internet Content - Information / Network	0.32
Machinery - Construction & Mining	0.95
Metal - Aluminum	0.27
Metal Processors & Fabrication	0.27
Networking Products	1.00
Office Automation & Equipment	1.27
Paper & Related Products	0.15
Power Conversion / Supply Equipment	0.11
Printing - Commercial	1.06
Real Estate Operations / Development	0.66
Recreational Centers	0.52
Rental Auto / Equipment	0.40
Retail - Apparel / Shoes	0.25
Retail - Computer Equipment	0.80
Retail - Miscellaneous / Diversified	0.66
Semiconductor Components - Integrated Circuits	1.43
Semiconductor Equipment	0.89
Telecommunication Equipment	1.57
Telecommunication Equipment Fiber Optics	1.77
Web Portals / ISP	0.63
Total Securities Sold, Not Yet Purchased	36.12%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (0.10%)
	Total Return Swap Contracts - Long – 0.29%
	United States – 0.05%
	Semiconductor Components - Integrated Circuits – 0.05%
$100,485,194	5/31/2013	QUALCOMM, Inc.	$693,909

		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.
	Web Portals / ISP – 0.00%
86,765,688	5/31/2013	Google, Inc., Class A	55,175

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.
	Total United States		$749,084
	Japan – 0.00%
	E-Commerce / Products – (0.00%)
7,675,340	12/22/2014	Rakuten, Inc.	(58,140)

		Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Japan – (continued)
	Web Portals/ISP – 0.00%
$2,188,660	12/22/2014	GMO internet, Inc.	$3,327

		Agreement with Morgan Stanley, dated 09/12/2012 to receive the total return of the shares of GMO internet, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
	Total Japan		$(54,813)
	South Korea – 0.25%
	Electronic Components - Semiconductors – 0.23%
80,526,088	12/27/2013	Samsung Electronics Co., Ltd.	3,043,711

		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
	Web Portals / ISP – 0.02%
7,372,742	12/27/2013	NHN Corp.	49,975

		Agreement with Morgan Stanley, dated 08/01/2011 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	South Korea – (continued)
$37,587,003	3/31/2014	NHN Corp.	$254,782

		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
			304,757
	Total South Korea		$3,348,468
	Taiwan – (0.01)%
	Retail - Restaurants – (0.01%)
17,750,021	1/24/2013	Gourmet Master Co., Ltd.	(87,423)

		Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.
	Total Taiwan		$(87,423)
	Total Return Swap Contracts - Long		$3,955,316

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts - Short – (0.39%)
	Belgium – 0.00%
	Food - Retail – 0.00%
$6,816,253	1/3/2014	Delhaize Group SA	$17,668

		Agreement with Morgan Stanley, dated 10/29/2012 to deliver the total return of the shares of Delhaize Group SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Belgium		$17,668
	Japan – (0.19%)
	Airlines – (0.00%)
1,100,966	12/22/2014	All Nippon Airways Co., Ltd.	(18,406)

		Agreement with Morgan Stanley, dated 04/5/2012 to deliver the total return of the shares of All Nippon Airways Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 13.00%.
	Audio / Video Products – 0.07%
6,555,884	12/22/2014	Pioneer Corp.	171,654

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Pioneer Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.15%.
16,837,638	12/22/2014	Sharp Corp.	825,870

		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.00%.
			997,524

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Building Products - Doors & Windows – (0.15%)
$21,170,995	12/22/2014	Asahi Glass Co., Ltd.	$(164,566)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
10,877,174	12/22/2014	Nippon Sheet Glass Co., Ltd.	(1,903,654)

		Agreement with Morgan Stanley, dated 02/7/2012 to deliver the total return of the shares of Nippon Sheet Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.55%.
			(2,068,220)
	Capacitors – (0.02%)
13,954,557	12/22/2014	Taiyo Yuden Co., Ltd.	(316,684)

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.87%.
	Chemicals - Diversified – (0.01%)
3,153,094	12/22/2014	Hitachi Chemical Co., Ltd.	(108,819)

		Agreement with Morgan Stanley, dated 08/29/2011 to deliver the total return of the shares of Hitachi Chemical Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.	.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Chemicals - Diversified – (continued)
$7,538,187	12/22/2014	Kuraray Co., Ltd.	$(45,609)

		Agreement with Morgan Stanley, dated 06/18/2012 to deliver the total return of the shares of Kuraray Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(154,428)
	Electric Products - Miscellaneous – (0.01%)
8,921,617	12/22/2014	Brother Industries, Ltd.	(102,252)

		Agreement with Morgan Stanley, dated 03/6/2012 to deliver the total return of the shares of Brother Industries, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.43%.
	Electronic Components - Miscellaneous – (0.06%)
5,004,955	12/22/2014	NEC Corp.	(194,841)

		Agreement with Morgan Stanley, dated 7/30/2012 to deliver the total return of the shares of NEC Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
19,688,069	12/22/2014	Nippon Electric Glass Co., Ltd.	448,134

		Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.	.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Electronic Components - Miscellaneous – (continued)
$15,119,194	12/22/2014	Toshiba Corp.	$(1,055,416)

		Agreement with Morgan Stanley, dated 08/18/2011 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(802,123)
	Electronic Components - Semiconductors – (0.00%)
2,791,589	12/22/2014	Nippon Chemi-Con Corp.	(58,422)

		Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
6,165,665	12/22/2014	Rohm Co., Ltd.	(7,531)

		Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of Rohm Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(65,953)
	Electronic Measurement Instruments – (0.01%)
6,210,660	12/22/2014	Advantest Corp.	(171,886)

		Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Office Automation & Equipment – 0.00%
$6,778,727	12/22/2014	Ricoh Co., Ltd.	$82,591

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.30%.
9,294,398	12/22/2014	Seiko Epson Corp.	(23,624)

		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.
			58,967
	Total Japan		$(2,643,461)
	South Korea – (0.03%)
	Electric Products - Miscellaneous – (0.02%)
8,020,839	12/27/2013	LG Electronics, Inc.	(180,541)

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.65%.
1,200,723	12/27/2013	LG Innotek Co., Ltd.	(3,450)

		Agreement with Morgan Stanley, dated 5/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.78%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	South Korea – (continued)
	Electric Products - Miscellaneous – (continued)
$10,239,384	3/31/2014	LG Innotek Co., Ltd.	$(30,822)

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.00%.
			(214,813)
	Electronic Components - Semiconductors – (0.01%)
12,466,066	3/31/2014	Hynix Semiconductor, Inc.	(179,091)

		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.96%.
	Total South Korea		$(393,904)
	Netherlands – (0.00%)
	Food - Retail – (0.00%)
9,989,478	1/3/2014	Koninklijke (Royal) KPN NV	(1,732)

		Agreement with Morgan Stanley, dated 11/20/2012 to deliver the total return of the shares of Koninklijke (Royal) KPN NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Netherlands		$(1,732)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Spain – 0.01%
	Finance - Investment Banker / Broker – 0.01%
1,754,420	1/3/2014	Bolsas y Mercados Espanoles SA	$113,927

		Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.75%.
	Total Spain		$113,927
	Switzerland – 0.00%
	Retail - Jewelry – 0.00%
3,409,834	1/3/2014	The Swatch Group AG	11,722

		Agreement with Morgan Stanley, dated 07/16/2012 to deliver the total return of the shares of The Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Switzerland		$11,722
	Taiwan – (0.18%)
	Airlines – (0.00%)
1,517,018	1/24/2013	China Airlines, Ltd.	(28,734)

		Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of China Airlines, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.33%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Circuit Boards – (0.01%)
$2,098,038	1/24/2013	Unimicron Technology Corp.	$(92,620)

		Agreement with Morgan Stanley, dated 11/08/2011 to deliver the total return of the shares of Unimicron Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.
	Computers – (0.03%)
10,347,341	1/24/2013	Asustek Computer, Inc.	(260,094)

		Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.43%.
4,747,867	1/24/2013	Compal Electronics, Inc.	(67,818)

		Agreement with Morgan Stanley, dated 03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.94%.
2,911,117	1/24/2013	Winstron Corp.	(60,591)

		Agreement with Morgan Stanley, dated 04/25/2011 to deliver the total return of the shares of Winstron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.40%.
			(388,503)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Computers - Peripheral Equipment – (0.01%)
$3,518,524	1/24/2013	Chicony Electronics Co., Ltd.	$(164,237)

		Agreement with Morgan Stanley, dated 04/20/2011 to deliver the total return of the shares of Chicony Electronics Co.,Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.
7,295,355	1/24/2013	Innolux Corp.	(36,752)

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.5%.
			(200,989)
	Electronic Components - Miscellaneous – (0.03%)
4,474,472	1/24/2013	AU Optronics Corp.	(183,694)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.43%.
1,265,232	1/24/2013	Pegatron Corp.	(27,983)

		Agreement with Morgan Stanley, dated 06/26/2012 to deliver the total return of the shares of Pegatron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.01%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Electronic Components - Miscellaneous – (continued)
$1,434,216	1/24/2013	Radiant Opto-Electronics Corp.	$20,385
		Agreement with Morgan Stanley, dated 07/12/2012 to deliver the total return of the shares of Radiant Opto-Electronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.75%.
630,544	1/24/2013	Silitech Technology Corp.	(1,110)

		Agreement with Morgan Stanley, dated 10/17/2011 to deliver the total return of the shares of Silitech Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.19%.
6,199,815	1/24/2013	TPK Holding Co., Ltd.	(78,971)

		Agreement with Morgan Stanley, dated 09/28/2011 to deliver the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.00%.
2,938,960	1/24/2013	Wintek Corp.	(86,421)

		Agreement with Morgan Stanley, dated 09/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 11.14%.
			(357,794)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2012 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Electronic Components - Semiconductors – (0.04%)
$2,014,159	1/24/2013	Epistar Corp.	$(44,605)

		Agreement with Morgan Stanley, dated 02/23/2010 to deliver the total return of the shares of Epistar Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 11.50%.
1,930,721	1/24/2013	Everlight Electronics Co., Ltd.	(34,387)

		Agreement with Morgan Stanley, dated 08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.40%.
23,125,006	1/24/2013	MediaTek, Inc.	(458,363)

		Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.
			(537,355)
	Electronic Parts Distribution – (0.00%)
152,203	1/24/2013	G Tech Optoelectronics Corp.	(7,552)

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of G Tech Optoelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 11.00%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2012 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Metal Processors & Fabrication – (0.02%)
$11,268,769	1/24/2013	Catcher Technology Co., Ltd.	$(224,104)

		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.
	Photo Equipment & Supplies – (0.02%)
10,296,574	1/24/2013	Largan Precision Co., Ltd.	(215,539)

		Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.50%.
	Semiconductor Components - Integrated Circuits – (0.02%)
10,669,860	1/24/2013	Powertech Technology, Inc.	(308,267)

		Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.97%.
1,588,285	1/24/2013	Realtek Semiconductor Corp.	(29,560)

		Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.52%
			(337,827)
	Total Taiwan		$(2,391,017)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2012 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	United Kingdom – (0.00%)
	Food - Retail – (0.00%)
$4,950,221	12/11/2014	WM Morrison Supermarkets PLC	$(35,905)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total United Kingdom		$(35,905)
	Total Return Swap Contracts - Short		$(5,322,702)
	Total Swap Contracts		$(1,367,386)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Swap Contracts – By Industry	December 31, 2012 Percentage of Members’ Capital (%)
Airlines	(0.00)
Audio / Video Products	0.07
Building Products - Doors & Windows	(0.15)
Capacitors	(0.02)
Chemicals - Diversified	(0.01)
Circuit Boards	(0.01)
Computers	(0.03)
Computers - Peripheral Equipment	(0.01)
E-Commerce / Products	(0.00)
Electric Products - Miscellaneous	(0.03)
Electronic Components - Miscellaneous	(0.09)
Electronic Components - Semiconductors	0.18
Electronic Measurement Instruments	(0.01)
Electronic Parts Distribution	(0.00)
Finance - Investment Banker / Broker	0.01
Food - Retail	(0.00)
Metal Processors & Fabrication	(0.02)
Office Automation & Equipment	0.00
Photo Equipment & Supplies	(0.02)
Retail - Jewelry	0.00
Retail - Restaurants	(0.01)
Semiconductor Components - Integrated Circuits	0.03
Web Portals / ISP	0.02
Total Swap Contracts	(0.10%)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations

Year Ended December 31, 2012
Investment income
Dividends (net of withholding taxes of $138,514)	$14,686,542
Interest	2,894,343
Total investment income	17,580,885

Expenses
Prime broker fees	21,616,420
Administration fees	18,602,075
Dividends on securities sold, not yet purchased	13,887,166
Advisor fees	5,511,726
Accounting and investor services fees	1,010,189
Custodian fees	385,147
Audit and tax fees	352,403
Insurance expense	224,328
Legal fees	165,034
Board of Managers’ fees and expenses	160,250
Registration expense	89,177
Printing expense	84,814
Interest expense	45,886
Miscellaneous	190,838
Total operating expenses	62,325,453
Net investment loss	(44,744,568)

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Net realized gain from investment in securities *	71,948,339
Net realized gain from securities sold, not yet purchased	11,997,931
Net realized gain from swap contracts	8,316,002
Net realized loss from foreign currency transactions	(421,020)
Net realized gain from investment activities, foreign currency transactions and swap contracts	91,841,252

Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	77,723,204
Net change in unrealized gain/(loss) from swap contracts	1,298,159

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	170,862,615

Net increase in Members’ Capital resulting from operations	$126,118,047

* Net of decrease of deferred capital gain country tax accrual on realized gain/(loss) of $1,692,559.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2010	$—	$1,059,196,173	$1,059,196,173

From investment activities
Net investment loss	$—	$(36,946,787)	$(36,946,787)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	129,712,811	129,712,811
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	(94,516,412)	(94,516,412)
Incentive allocation	1,495,185	(1,495,185)	—
Net increase/(decrease) in Members’ Capital resulting from operations	1,495,185	(3,245,573)	(1,750,388)

Members’ Capital transactions
Capital contributions	—	182,038,856	182,038,856
Capital withdrawals	(1,495,185)	(105,215,946)	(106,711,131)
Net increase/(decrease) in Members’ Capital resulting from capital transactions	(1,495,185)	76,822,910	75,327,725
MEMBERS’ CAPITAL, December 31, 2011	$—	$1,132,773,510	$1,132,773,510

From investment activities
Net investment loss	$—	$(44,744,568)	$(44,744,568)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	91,841,252	91,841,252
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	79,021,363	79,021,363
Incentive allocation	24,039,228	(24,039,228)	—
Net increase in Members’ Capital resulting from operations	24,039,228	102,078,819	126,118,047

Members’ Capital transactions
Capital contributions	—	193,232,820	193,232,820
Capital withdrawals	(24,039,228)	(78,181,281)	(102,220,509)
Net increase/(decrease) in Members’ Capital resulting from capital transactions	(24,039,228)	115,051,539	91,012,311
MEMBERS’ CAPITAL, December 31, 2012	$—	$1,349,903,868	$1,349,903,868

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows

For the Year Ended December 31, 2012
Cash flows from operating activities
Net increase in net assets resulting from operations	$126,118,047
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sale of investments	1,910,793,875
Purchases of investments	(1,920,652,782)
Proceeds from securities sold, not yet purchased	992,234,125
Cover of shorts	(1,012,485,071)
Net realized gain from investment activities	(83,946,270)
Net change in unrealized gain/(loss) from investment activities	(77,009,526)
Changes in assets and liabilities related to operations:
Decrease in due from broker	88,976,887
Increase in receivable for investment securities sold	(36,287,319)
Decrease in interest receivable	5,911
Decrease in dividends receivable	158,264
Increase in other assets	(9,689)
Increase in payable for investment securities purchased	27,386,258
Decrease in due to broker	(739,926)
Decrease in net unrealized loss on swap contracts	(1,298,159)
Increase in dividends payable on securities sold, not yet purchased	126,953
Decrease in accounting and investor services fees payable	(110,838)
Decrease in accrued capital gain country tax	(1,692,559)
Increase in accrued expenses	81,747
Net cash provided by operating activities	11,649,928

Cash flows from financing activities
Proceeds from capital contributions	193,232,820
Payments for capital withdrawals	(66,079,197)
Net cash provided by financing activities	127,153,623

Net change in cash and cash equivalents	138,803,551
Cash and cash equivalents at beginning of year	185,282,780
Cash and cash equivalents as of December 31, 2012	$324,086,331

Supplemental disclosure of cash flow information
Interest paid	$45,886

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012

1. Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues its investment objective by investing in a portfolio consisting generally of U.S. and foreign companies that the investment adviser believes are well positioned to benefit from demand for their products or services, particularly companies that can innovate or grow rapidly relative to their peers in their markets. These type of companies are generally considered to be “growth companies.” Companies that derive a major portion of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other market sectors, if Multi-Manager (defined below) believes that investments in those other sectors present attractive opportunities for capital appreciation. The Company’s portfolio of securities includes long and short positions primarily in equity securities and total return swaps of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is considered an “interested person” of the Company under the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager is retained to provide administrative services to the Company pursuant to the administrative services agreement. Multi-Manager is responsible for managing the Company’s investment activities pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon”) is a non-managing member of Multi-Manager; together they make up the Special Advisory Member (“Special Advisory Member”). Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company’s portfolio manager, manage the Company’s portfolio on behalf of Multi-Manager under the supervision of OAM pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

1. Organization (continued)

The acceptance of initial and additional contributions from persons who purchase interests in the Company (“Member”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 amends ASC Topic 210, Balance Sheet, which requires enhanced disclosures on both gross information and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

The following is a summary of the Company’s accounting policies:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation

The Company’s securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

(i)	Domestic exchange traded securities (other than options and not including those securities traded on NASDAQ) shall be valued as follows:

(1)	at their last composite sale price as reported on the exchanges where those securities are traded; or

(2)	if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

(ii)	Securities traded on NASDAQ shall be fair valued as follows:

(1)	at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)	if no sale is shown on NASDAQ at the bid price; or

(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Listed options are valued at their bid price (or asked price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

Securities associated with swaps are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities on the Statement of Operations.

The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

During the year ended December 31, 2012, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the year ended December 31, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments
Level 1—Quoted Prices Common Stock	$1,509,694,715	$487,536,586	—
Level 2—Other Significant Observable Inputs
Total Return Swaps	—	—	(1,367,386)
Level 3—Other Significant Unobservable Inputs	—	—	—
Total	$1,509,694,715	$487,536,586	$(1,367,386)

c. Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by The Bank of New York Mellon (the “Custodian”) for securities sold, not yet purchased, swap contracts, other derivatives, as well as, $799,868 which represents the five percent holdback on full redemptions made during 2012. At December 31, 2012, $322,216,559 in cash equivalents was held at the Custodian in a money market account and foreign currency with a U.S. Dollar value of $1,869,772 was held by the Custodian.

As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at December 31, 2012.

d. Income Taxes

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

2. Significant Accounting Policies (continued)

d. Income Taxes (continued)

In accordance with authoritative guidance, Management has analyzed the Company’s tax position for all open tax years and has concluded that a liability of $250,832 non-US capital gain tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations. However, during the period, the Company did not record any interest or penalties.

3. Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company at an annual rate of 1.35% and advisory services at an annual rate of 0.40%, both based on the Company’s Members’ Capital.

During the year ended December 31, 2012, Oppenheimer earned $90,014 as brokerage commissions from portfolio transactions executed on behalf of the Company.

Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager is entitled to be the Special Advisory Member of the Company. In such capacity, Multi-Manager is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each allocation period, in an amount equal to 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the Special Advisory Account. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2012, an Incentive Allocation of $24,039,228 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at December 31, 2012, in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

3. Administration Fee, Related Party Transactions and Other (continued)

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $15,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee receive a supplemental retainer of $7,500 and $3,750 per annum, respectively. Managers who are “interested persons” do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Bank of New York Mellon serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on the average Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission (placement fee) of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Placement fees, if any, will reduce the amount of an investor’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the year ended December 31, 2012, such sales commissions earned by Oppenheimer amounted to $402,115.

4. Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5. Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2012, amounted to $1,920,652,782 and $1,910,793,875, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2012, amounted to $1,012,485,071 and $992,234,125, respectively.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

5. Securities Transactions (continued)

At December 31, 2012, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,417,832,319 and $505,622,864, respectively.

For Federal income tax purposes, at December 31, 2012, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $109,948,673, consisting of $188,633,918 gross unrealized gain and $78,685,245 gross unrealized loss.

6. Due from / to Broker

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2012, and is used as collateral for securities sold, not yet purchased.

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased and margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2012, the value of this collateral held at the Custodian was $730,096,192, comprised solely of pledged securities which are included in the investments in securities in the Statement of Assets, Liabilities and Members’ Capital. For the year ended December 31, 2012, the average daily amount of the margin borrowings was $2,869,130 and the daily weighted average annualized interest rate was 1.60%. The Company had borrowings outstanding at December 31, 2012, totaling $2,774,310 recorded as due to broker on the Statement of Assets, Liabilities and Members’ Capital.

7. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and short sales. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

7. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Company has invested approximately 13% of its Members’ Capital in China equity securities. Political, social or economic changes in this market may have a greater impact on the value of the Company’s portfolio due to this concentration.

Multi-Manager may use total return swaps to gain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company’s valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. The net realized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

7. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members’ Capital. The Company has formulated credit review policies to control credit risk by following an established credit approval process, requiring additional collateral where appropriate and using master netting agreements whenever possible.

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively. The net change in unrealized gain/(loss) from swap contracts is reflected on the Statement of Operations within these financial statements.

The total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swap agreements could terminate the agreement and request immediate payment or demand increased collateral for the net obligation owed the counter-party. Throughout the year ended December 31, 2012, the Company maintained the required level of Company’s Members’ Capital.

As of December 31, 2012, the Company posted $260,566,597 as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

The Company may purchase put and call options on securities or derivatives instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. During the year ended December 31, 2012, the Company had no transactions in purchased options.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

7. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments to enhance the performance of the Company.

When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the year ended December 31, 2012, the Company had no transactions in written options.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this Note.

The Adviser believes the average notional shown in the table below is the most relevant measure of derivative activity and is indicative of the Fund’s volume of derivative activity during the year ended December 31, 2012.

Total return swaps:
Average notional amount	$572,528,732

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

7. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The following table identifies the gross and net unrealized gain/(loss) on derivative instruments. The net unrealized gain/(loss) for swap contracts are disclosed in the Statement of Assets, Liabilities and Members’ Capital as a liability as of December 31, 2012. The net change in unrealized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements.

	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized gain/(loss)

Total return swaps	$5,792,830	$7,160,216	$(1,367,386)
Total	$5,792,830	$7,160,216	$(1,367,386)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements.

	Gross Realized Gain	Gross Realized Loss	Net Realized gain/(loss)

Total return swaps	$294,423,983	$286,107,981	$8,316,002
Total	$294,423,983	$286,107,981	$8,316,002

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (continued)

8. Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008
Members’ Capital, end of period (000s)	$1,349,904	$1,132,774	$1,059,196	$891,416	$601,096
Ratio of net investment loss to average Members’ Capital**	(3.22%)	(3.10%)	(2.60%)	(2.03%)	(1.49%)
Ratio of expenses to average Members’ Capital**	4.49%	4.08%	3.62%	3.09%	3.64%
Ratio of incentive allocation to average Members’ Capital	1.73%	0.13%	1.94%	2.51%	0.02%
Portfolio turnover	126%	94%	197%	293%	382%
Total return - gross*	11.23%	0.18%	9.43%	31.80%	(17.02%)
Total return - net*	8.98%	0.14%	7.55%	25.44%	(17.02%)
Ratio of average borrowings to average Members’ Capital	0.21%	0.17%	0.28%	1.01%	0.93%

*	Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**	Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2012 (concluded)

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $32,536,602.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I. Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”’s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2009 through June 30, 2012 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II. Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited)

Information pertaining to the Managers is set forth below. Additional Information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

Independent Managers

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Luis Rubio, 57 Manager	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same 1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; and Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate of the Company; Director of Empresa Ica SA de CV, a Mexican construction company (since 2006).	2

Janet L. Schinderman, 61 Manager	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects; Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; and Manager of Advantage Advisers Whistler Fund, L.L.C. which is an affiliate of the Company; Independent director for two registered investment companies advised by The Central Park Group.	2

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers (continued)

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Lawrence Becker, 57 Manager	Indefinite; Since October 2003	Private investor in real estate investment management concerns. From February 2000 through June 2003, he was V.P.—Controller/ Treasurer for National Financial Partners, which specializes in financial services distribution. Prior to that, Mr. Becker was a Managing Director—Controller/Treasurer of Oppenheimer Capital and its Quest for Value Funds. (Oppenheimer Capital is not affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the Director of the Asia Tigers Fund, Inc. and The India Fund Inc.; and Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate of the Company.	2

Jesse H. Ausubel, 61 Manager	Indefinite; Since May 1999	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present). Mr. Ausubel is a Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate of the Company.	2

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers (continued)

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

James E. Buck, 76 Manager	Indefinite; since April 2003	Retired in 2002 as Senior Vice President and Corporate Secretary of the New York Stock Exchange, Inc. (the “Exchange”) and the subsidiaries of the Exchange, including the NYSE Foundation. Mr. Buck is a Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate of the Company.	2

Interested Manager

Bryan McKigney,* 54 President, CEO, and Manager	Indefinite; Manager since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate of the Company.	2

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Company Officers

In accordance with the Limited Liability Company Agreement, the Board has selected the following persons to serve as officers of the Company:

Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Vineet Bhalla, 52 Chief Financial Officer	One year; Since July 27, 2005	Mr. Bhalla has been a Senior Director at Oppenheimer Asset Management since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Stephen C. Beach, 59 Chief Compliance Officer	One year; Since March 18, 2005	Since February 2005, Mr. Beach has been the Chief Compliance Officer for Oppenheimer Asset Management. Prior to that, he had his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple University School of Law during the period 1999 – 2001.

Deborah Kaback, 61 Chief Legal Officer	One year; Since July 23, 2003	Ms. Kaback has been a Managing Director at Oppenheimer Asset Management since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (concluded)

Company Officers (concluded)

Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Bryan McKigney, 54 President, CEO, and Manager	One year term for President and CEO; since September 23, 2004. Indefinite term for Manager; since December 1, 2004;	Mr. McKigney is a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate.

*	“Interested Person” of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.
(1)	The address of each independent manager and officer is c/o Oppenheimer Asset Management, 85 Broad Street, New York, NY 10004.
(2)	Officers are not compensated by the Company.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is “independent.” Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $211,400 for 2012 and $173,300 for 2011.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $9,400 for 2012 and $0 for 2011. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual statements.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $115,301 for 2012 and $95,000 for 2011. Tax fees includes fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2012 and $0 for 2011.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non–audit services that the registrant’s independent auditors provide to the registrant and (ii) all non-audit services that the registrant’s independent auditors provide to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) Not Applicable

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2012 and $0 for 2011.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are attached herewith.

ALKEON CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

As of March 2012

I. Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Alkeon Capital Management, LLC (“Alkeon”) has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. Proxy Voting Procedures

(a) All proxies received by Alkeon will be sent to Alkeon’s Compliance Officer, currently Greg Jakubowsky. The Compliance Officer will:

(1) Keep a record of each proxy received;

(2) Determine if there are any routine proposals and vote them accordingly (see Section III). If there are non-routine proposals, the Compliance Officer will then forward the proxy to the Portfolio Manager or Analyst responsible for that given security;

(3) Determine which accounts managed by Alkeon hold the security to which the proxy relates;

(4) Provide the Portfolio Manager or Analyst with the date by which Alkeon must vote the proxy in order to allow enough time for the completed proxy to be submitted to the issuer prior to the vote taking place.

(5) Absent material conflicts (see Section IV), the Portfolio Manager or Analyst will determine how Alkeon should vote the proxy. The Portfolio Manager or Analyst will send his or her decision on how Alkeon will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and entering the vote information in the ADP ProxyEdge system, or mailing the proxy in a timely manner if ADP ProxyEdge is not available.

III. Voting Guidelines

In the absence of specific voting guidelines from the client, Alkeon will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Alkeon believes that voting proxies in accordance with the following guidelines is in the best interest of its clients.

•	Generally, Alkeon will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated) and selection of auditors.

•	Generally, Alkeon will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be over represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

•	Alkeon has determined that in most cases it will vote for the expensing of stock options as the consensus feeling is that options are an actual expense of a given issuer unless in extraordinary circumstances approved by the Compliance Officer.

For other proposals, Alkeon shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

(1) whether the proposal was recommended by management and Alkeon’s opinion of management;

(2) whether the proposal acts to entrench existing management; and

(3) whether the proposal fairly compensates management for past and future performance.

IV. Conflicts of Interest

(1) The Compliance Officer will identify any conflicts that exist between the interest of Alkeon and its clients. This examination will include a review of the relationship of Alkeon and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer or its management is a client of Alkeon or an affiliate of Alkeon or has some other relationship with Alkeon or a client of Alkeon. Examples of conflicts would be voting on any security of Oppenheimer & Co Inc. , as Alkeon manages funds sponsored by the entity.

(2) If a material conflict exists, the Compliance Officer will determine whether voting in accordance with the voting guidelines and factors described above is in the best interest of the client. The Compliance Officer will ensure that all proposals are voted in the best interest of the client by having all material conflicts reviewed by a proxy voting committee consisting of the Compliance Officer and two Portfolio Managers.

V. Disclosure

(a) Alkeon will disclose in its Form ADV Part II that clients may contact the Compliance Officer via e-mail at gjakubowsky@alkeoncapital.com or telephone at (212) 389-8710 in order to obtain information on how Alkeon voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a report to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Alkeon voted the client’s proxy.

(b) A concise summary of these Proxy Voting Policies and Procedures will be included in Alkeon’s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI. Recordkeeping

The Compliance Officer will maintain files relating to Alkeon’s proxy voting procedures in Alkeon’s office at 350 Madison Avenue, 9th Floor, New York, NY 10017. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Alkeon. Records of the following will be included in the files:

(a) Copies of these proxy voting policies and procedures, and any amendments thereto.

(b) A copy of each proxy statement that Alkeon receives, provided however that Alkeon may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.

(c) A record of each vote that Alkeon casts on behalf of clients.

(d) A copy of each written client request for information on how Alkeon voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how Alkeon voted its proxies.

(e) A copy of any document Alkeon created that was material to making a decision how to vote proxies, or that memorializes the basis for decision.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Mr. Panayotis (“Takis”) Sparaggis, the controlling person and Chief Investment Officer of Alkeon Capital Management, LLC, (“Alkeon”) has served since the Fund’s inception as the Fund’s principal portfolio manager (the “Portfolio Manager”) and is the lead member of Alkeon’s Investment Team. Other members of the Investment Team assist Mr. Sparaggis in his role as the Fund’s Portfolio Manager.Mr. Sparaggis founded Alkeon in December 2001. From May 1995 until the founding of Alkeon , Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Sparaggis managed as of December 31, 2012:

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Panayotis Sparaggis	Registered Investment Companies:	1	$803,958,942	1	$803,958,942
Panayotis Sparaggis	Other Pooled Investment Vehicles:	10	$1,503,807,956	9	$1,502,495,988
	Other Accounts:	0	$0	0	$0

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

•	Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

•	Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

•	Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

•	Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Mr. Sparaggis’ compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its sole principal. The level of Alkeon Capital Management’s profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(a)(4)	Disclosure of Securities Ownership

The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2012.

Name of Portfolio Manager or Team Member	Dollar ($) Range of Fund Shares Beneficially Owned

Panayotis Sparaggis	$0

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	3/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	3/8/2013

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	3/8/2013

* Print the name and title of each signing officer under his or her signature.